Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0001082324
Registrant Name	VirnetX Holding Corporation
Registration File Number	333-295960
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES